UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04632

The European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

The European Equity Fund, Inc.

Schedule of Investments                                                                           as of March 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks 98.2%
Germany 20.3%
Aerospace & Defense 2.7%
MTU Aero Engines AG	16,000	2,087,199

Capital Markets 1.1%
Deutsche Boerse AG	8,600	792,806

Chemicals 1.9%
LANXESS AG	22,000	1,480,016

Construction & Engineering 2.6%
HOCHTIEF AG	12,000	1,989,000

Insurance 3.4%
Allianz SE (Registered)	14,000	2,600,548

Internet & Direct Marketing Retail 1.9%
Zalando SE 144A*	36,000	1,460,461

Pharmaceuticals 3.3%
Merck KGaA	22,000	2,513,367

Software 3.4%
SAP SE	26,000	2,558,166
Total Germany (Cost $12,456,832)		15,481,563

Netherlands 14.7%
Banks 3.0%
ING Groep NV	150,000	2,273,647

Beverages 3.2%
Heineken NV	29,000	2,475,500

Oil, Gas & Consumable Fuels 2.9%
Royal Dutch Shell PLC "B"	82,000	2,239,829

Semiconductors & Semiconductor Equipment 3.1%
ASML Holding NV	18,000	2,395,272

Specialty Retail 2.5%
GrandVision NV 144A	76,000	1,866,177
Total Netherlands (Cost $10,267,053)		11,250,425

Switzerland 13.3%
Building Products 2.3%
Geberit AG (Registered)	4,000	1,726,682

Capital Markets 2.0%
Partners Group Holding AG	2,841	1,529,420

Chemicals 2.9%
Syngenta AG*	5,025	2,212,145

Life Sciences Tools & Services 1.5%
Lonza Group AG (Registered)*	6,000	1,136,059

Metals & Mining 1.4%
Glencore PLC*	280,000	1,096,376

Specialty Retail 3.2%
Dufry AG (Registered)*	16,000	2,440,868
Total Switzerland (Cost $8,205,853)		10,141,550

France 11.9%
Commercial Services & Supplies 2.5%
Edenred	80,000	1,895,509
	Shares	Value ($)
Construction & Engineering 2.1%
Vinci SA	20,000	1,589,574

Health Care Equipment & Supplies 1.1%
Essilor International SA	7,000	852,872

Insurance 3.1%
AXA SA	93,000	2,412,938

Media 3.1%
Lagardere SCA	80,000	2,362,753
Total France (Cost $7,547,554)		9,113,646

United Kingdom 11.1%
Aerospace & Defense 2.0%
BAE Systems PLC	188,000	1,510,358

Energy Equipment & Services 2.4%
TechnipFMC PLC*	56,000	1,832,439

Household Products 1.3%
Reckitt Benckiser Group PLC	11,000	1,002,146

Media 1.5%
WPP PLC	53,777	1,178,093

Trading Companies & Distributors 1.5%
Ashtead Group PLC	56,000	1,157,470

Wireless Telecommunication Services 2.4%
Vodafone Group PLC	700,000	1,821,458
Total United Kingdom (Cost $8,585,515)		8,501,964

Sweden 10.2%
Commercial Services & Supplies 3.0%
Securitas AB "B"	147,000	2,304,385

Household Products 2.8%
Svenska Cellulosa AB SCA "B"	65,000	2,103,395

Machinery 4.4%
SKF AB "B"	89,245	1,771,749
Volvo AB "B"	110,000	1,629,529
		3,401,278
Total Sweden (Cost $6,800,928)		7,809,058

Denmark 6.9%
Chemicals 1.4%
Chr Hansen Holding A/S	16,000	1,030,016

Marine 2.6%
AP Moller - Maersk A/S "B"	1,200	1,996,865

Pharmaceuticals 0.9%
Novo Nordisk A/S "B"	19,241	662,777

Textiles, Apparel & Luxury Goods 2.0%
Pandora A/S	14,000	1,554,459
Total Denmark (Cost $5,478,391)		5,244,117

Ireland 3.9%
Airlines 1.4%
Ryanair Holdings PLC*	71,000	1,105,054

Food Products 2.5%
Kerry Group PLC "A"	24,000	1,904,408
Total Ireland (Cost $3,043,390)		3,009,462

Italy 3.0%
Diversified Telecommunication Services 3.0%
Telecom Italia SpA* (Cost $2,111,308)	2,500,000	2,254,393

	Shares	Value ($)
Belgium 2.9%
Banks 2.9%
KBC Groep NV (Cost $1,908,100)	33,000	2,195,313
Total Common Stocks (Cost $66,404,924)		75,001,491

	Contracts	Value ($)
Put Options Purchased 0.1%
Exchange-Traded Index Options Contracts
EURO STOXX50 Index, Expiration Date 6/16/2017, Strike Price 3,000.00 (Cost $213,305)	240	47,238

	Shares	Value ($)
Cash Equivalents 1.0%
Deutsche Central Cash Management Government Fund, 0.74% (Cost $746,284) (a)	746,284	746,284

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $67,364,513)**	99.3	75,795,013
Other Assets and Liabilities, Net	0.7	568,897
Net Assets	100.0	76,363,910

*	Non-income producing security.
**	The cost for federal income tax purposes was $67,625,308. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $8,169,705. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,569,929 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,400,224.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)
Germany	$15,481,563	$—	$—	$15,481,563
Netherlands	11,250,425	—	—	11,250,425
Switzerland	10,141,550	—	—	10,141,550
France	9,113,646	—	—	9,113,646
United Kingdom	8,501,964	—	—	8,501,964
Sweden	7,809,058	—	—	7,809,058
Denmark	5,244,117	—	—	5,244,117
Ireland	3,009,462	—	—	3,009,462
Italy	2,254,393	—	—	2,254,393
Belgium	2,195,313	—	—	2,195,313
Short-Term Instruments (b)	746,284	—	—	746,284
Derivatives (c)
Purchased Options	47,238	—	—	47,238
Total	$75,795,013	$—	$—	$75,795,013

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.

(b) See Schedule of Investments for additional detailed categorizations.
(c) Derivatives include value of options purchased.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017